Financial and Other Assets	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial and Other Assets	Financial and Other Assets

(CAD$ in millions)	December 31, 2022	December 31, 2021
Non-current receivables and deposits	$163	$322
Marketable equity and debt securities carried at fair value	364	178
Pension plans in a net asset position (Note 23(a))	224	449
Derivative assets	56	63
Non-current portion of inventories (Note 13)	213	126
Finite life intangibles	400	395
Other	46	38
	$1,466	$1,571